Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through July 16, 2026, the date the consolidated financial statements were issued.

On April 1, 2026, the Company’s shelf registration statement on Form F-3, as amended, was declared effective by the U.S. Securities and Exchange Commission (the “SEC”). The registration statement allows the Company to offer and sell, from time to time, up to US$300 million of securities, including ADSs, Class A ordinary shares, preferred shares, warrants, units and debt securities.

On April 15, 2026, the Company entered into a Securities Purchase Agreement with VG, pursuant to which the Company has the right, but not the obligation, in its sole discretion and subject to certain conditions and limitations, to sell to VG up to US$100 million of ADSs, each representing 2,400 Class A ordinary shares, during the term of the agreement. The timing and amount of any sales under the agreement will be determined by the Company from time to time based on market conditions, the trading price of the ADSs and the Company’s funding needs. The agreement will terminate on the earlier of April 1, 2028, the date on which VG has purchased ADSs for an aggregate gross purchase price of US$100 million, or such earlier termination event as set forth in the agreement.

In connection with the agreement, the Company filed a prospectus supplement with the SEC on April 16, 2026 relating to the offer and sale of up to US$100.0 million of ADSs and up to 5,813,953 commitment ADSs issuable to VG as consideration for VG’s execution and delivery of, and commitment to perform its obligations under, the agreement. The Company expects to use any proceeds received from sales of ADSs under the agreement for working capital and general corporate purposes. As of the issuance date of these unaudited condensed consolidated financial statements, the Company has not determined the timing or amount of any sales of ADSs under the agreement.

There were no other events that occurred subsequent to March 31, 2026 that require adjustment to or disclosure in the consolidated financial statements.